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                         Van Kampen American Capital

                              One Parkview Plaza
                       Oakbrook Terrace, Illinois 60181
                          Telephone:  (630) 684-6000



                                                                      497(j)

                                  May 7, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

    Re: Van Kampen American Capital Real Estate Securities Fund
        Registration No. 33-77800
        Registration No. 811-8480

Ladies and Gentlemen:

        Van Kampen American Capital Real Estate Securities Fund (the "Registrant"), filed via EDGAR on April 30, 1998, a copy of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please contact me at (630) 684-6774.


                                        Very truly yours,

                                        /s/ Nicholas Dalmaso
                                        ---------------------
                                        Nicholas Dalmaso
                                        Assistant Secretary